Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net earnings	$ 3,253	$ 2,973
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	114	136
Depreciation and amortization	4,398	4,014
Post-employment benefit plans cost	310	335
Net interest expense	1,108	987
Losses on investments	(13)	34
Income taxes	1,133	995
Contributions to post-employment benefit plans	(290)	(539)
Payments under other post-employment benefit plans	(72)	(75)
Severance and other costs paid	(168)	(138)
Interest paid	(1,087)	(990)
Income taxes paid (net of refunds)	(725)	(650)
Acquisition and other costs paid	(60)	(79)
Net change in operating assets and liabilities	57	381
Cash flows from operating activities	7,958	7,384
Cash flows used in investing activities
Capital expenditures	(3,988)	(3,971)
Business acquisitions	(51)	(395)
Disposition of intangibles and other assets	0	68
Acquisition of spectrum licences	0	(56)
Other investing activities	3	(32)
Cash flows used in investing activities	(4,036)	(4,386)
Cash flows used in financing activities
Decrease in notes payable	(1,073)	(123)
Increase (decrease) in securitized trade receivables	131	(2)
Issue of long-term debt	1,954	2,996
Repayment of long-term debt	(2,228)	(2,713)
Issue of common shares	240	11
Purchase of shares for settlement of share-based payments	(142)	(222)
Repurchase of common shares	0	(175)
Cash dividends paid on common shares	(2,819)	(2,679)
Cash dividends paid on preferred shares	(147)	(149)
Cash dividends paid by subsidiaries to non-controlling interest	(65)	(16)
Return of capital to non-controlling interest	0	(51)
Other financing activities	(53)	(75)
Cash flows used in financing activities	(4,202)	(3,198)
Net decrease in cash	(284)	(17)
Cash at beginning of year	425	442
Cash at end of year	141	425
Net increase (decrease) in cash equivalents	4	(183)
Cash equivalents at beginning of year	0	183
Cash equivalents at end of year	$ 4	$ 0